Subsequent Events (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 05, 2021	Jan. 21, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
Principal amount of promissory notes issued				$ 350
Plan of merger with NHIC and Merger Sub | Subsequent events
Subsequent Events
Shares considered for exchange ratio	125,000,000
Maximum number of earnout shares entitled to receive	15,000,000
Period considered for closing share price	5 years
Number of trading days considered for calculating the share price	20 days
Threshold number of consecutive trading days taken for share price	30 days
Amended Merger Agreement | 2021 Incentive Plan | Subsequent events
Subsequent Events
Percentage on number of shares for initial aggregate share reserve			9.53%
Amended Merger Agreement | 2021 Employee Stock Purchase Plan | Subsequent events
Subsequent Events
Percentage on number of shares for initial aggregate share reserve			1.50%
Stock Repurchase Agreement | Subsequent events
Subsequent Events
Number of shares of common stock agreed to repurchase			115,565
Principal amount of promissory notes issued			$ 400
2021 Convertible Notes | Subsequent events
Subsequent Events
Gross proceeds		$ 30,000
Number of shares issued upon conversion of debt			1,000,000
Amount of notes convertible into shares		$ 100,000
Conversion price as a percentage on price per share		80.00%